Goodwill and Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 129	$ 176	$ 207
Cost of revenue
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	61	91	113
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	63	70	74
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 5	$ 15	$ 20